Summary Prospectus – May 1, 2023
JNL/BlackRock Large Cap Select Growth Fund
Class A
Class I
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at https://www.jackson.com/fund-literature.html. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated May 1, 2023, as amended, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is long-term capital appreciation.
Expenses.  This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.47%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.87%
Less Waiver/Reimbursement[2]	0.03%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.84%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
JNAM has contractually agreed to waive 0.03% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.47%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.57%
Less Waiver/Reimbursement[2]	0.03%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.54%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
JNAM has contractually agreed to waive 0.03% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/BlackRock Large Cap Select Growth Fund Class A
1 year	3 years	5 years	10 years
$86	$275	$479	$1,070

JNL/BlackRock Large Cap Select Growth Fund Class I
1 year	3 years	5 years	10 years
$55	$180	$315	$711

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.
Period
1/1/2022 - 12/31/2022	65%

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. large capitalization companies.  The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment.  In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.  Investments in equity securities include common stock and preferred stock, convertible securities, as well as American Depositary Receipts (“ADRs”). The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund’s investment strategies. The derivatives in which the Fund may invest include futures and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.
In selecting securities, the BlackRock Investment Management, LLC (“Sub-Adviser”) seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage.  To this end, the Sub-Adviser considers earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum, when selecting securities.  The Sub-Adviser expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.
In deciding whether an investment is tied to the U.S., the Sub-Adviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; or the investment is exposed to the economic fortunes and risks of the U.S.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations.  When the Fund engages in such activities, it may not achieve its investment objective.
The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors, including but not limited to the consumer discretionary sector and the healthcare sector.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
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Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

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Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

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Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

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Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

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Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

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Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

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Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

•
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price.  While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

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Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services.   Depositary receipts involve many of the same risks as direct investments in foreign securities.  These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depositary receipts that are exchange traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

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Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

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Consumer discretionary risk – If the Fund invests a significant portion of its assets in issuers in the consumer discretionary sector of the market, the Fund may be more affected by events influencing the consumer discretionary sector than a fund that is more diversified across numerous sectors. An investment in issuers in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies.

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Health care sector risk – An investment in issuers in the health care sector may be adversely affected by government regulations and government health care programs and increases or decreases in the cost of medical products and services. Health care companies are heavily dependent on patent protection and the expiration of a patent may adversely affect their profitability. Health care companies are also subject to extensive litigation based on product liability and similar claims. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers, all of which may be time consuming and costly with no guarantee that any product will come to market. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence.

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Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks.  Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

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Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

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Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

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Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

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Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to April 30, 2012 reflects the Fund’s results when managed by the previous sub-adviser, Capital Guardian Trust Company.  Performance from April 30, 2012 through September 15, 2013, reflects the Fund’s results when managed by the previous sub-adviser, UBS Global Asset Management (Americas) Inc. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31

Class A
Best Quarter (ended 6/30/2020): 28.71%; Worst Quarter (ended 6/30/2022): -23.18%

Annual Total Returns as of December 31

Class I
Best Quarter (ended 6/30/2020): 28.80%; Worst Quarter (ended 6/30/2022): -23.13%

Average Annual Total Returns as of 12/31/2022
	1 year	5 year	10 year
JNL/BlackRock Large Cap Select Growth Fund (Class A)	-37.88%	6.91%	11.66%
Morningstar U.S. Large-Mid Cap Broad Growth Index (reflects no deduction for fees, expenses, or taxes)	-31.71%	9.53%	12.86%

Average Annual Total Returns as of 12/31/2022
	1 year	5 year	10 year
JNL/BlackRock Large Cap Select Growth Fund (Class I)	-37.69%	7.23%	11.95%
Morningstar U.S. Large-Mid Cap Broad Growth Index (reflects no deduction for fees, expenses, or taxes)	-31.71%	9.53%	12.86%

Portfolio Management.
Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)
Sub-Adviser:
BlackRock Investment Management, LLC ("BlackRock")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Phil Ruvinsky	April 2020	Managing Director, BlackRock
Caroline Bottinelli	May 2022	Director, BlackRock

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.